Cash, Cash Equivalents and Restricted Cash - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 110,213	$ 100,331
Restricted cash, current	25,026
Restricted cash, non-current		25,462
Cash, cash equivalents and restricted cash	$ 135,239	$ 125,793	$ 159,020	$ 222,378